Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	152,107,905	150,582,990
Common stock shares outstanding	152,107,905	150,582,990
Puttable Common Stock
Temporary equity, shares issued	0	250,000
Temporary equity, shares outstanding	0	250,000
Redemption amount	$ 0	$ 2,500
Series C Convertible Preferred Stock
Preferred stock shares issued	1,000	1,000
Preferred stock shares outstanding	1,000	1,000